JNL/MELLON CAPITAL JNL 5 FUND Summary	Jan. 09, 2019
JNL/MELLON CAPITAL JNL 5 FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement Dated January 9, 2019
To The Prospectus Dated April 30, 2018

JNL Variable Fund LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective January 2, 2019, all references to BNY Mellon Asset Management North American Corporation are changed to Mellon Investments Corporation.

Effective January 2, 2019, all references to BNYM AMNA are changed to Mellon.

Effective December 31, 2018, for the JNL/Mellon Capital Telecommunication Services Sector Fund, under "Principal Investment Strategy," and "Average Annual Total Returns," please delete all references to MSCI USA IMI Telecommunications Services 25/50 Index and replace with MSCI USA IMI Communication Services 25/50 Index.

Effective December 31, 2018, in the section "More About the Funds," under "Description of Indices" delete all references to MSCI USA IMI Telecommunications Services 25/50 Index and replace with MSCI USA IMI Communication Services 25/50 Index.

This Supplement is dated January 9, 2019.